ADVANCES TO SUPPLIERS - THIRD PARTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
ADVANCES TO SUPPLIERS- THIRD PARTIES
Advances to suppliers - current	¥ 1,324,445	¥ 2,451,093
Advances to suppliers - non-current	605,525	520,376		$ 86,589
Advances to suppliers	1,929,970	2,971,469
Provision for advance to suppliers	¥ 0	¥ 0	¥ 0